Commitments and Contingencies (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 18, 2022	Mar. 31, 2022	Sep. 30, 2024	Dec. 31, 2023
Gross proceeds from issuance of public offering	$ 117,300,000			$ 117,300,000
Common Class A [Member]
Gross proceeds from issuance of public offering		$ 115,000,000
IPO [Member]
Gross proceeds from issuance of public offering	$ 115,000,000
IPO [Member] | EF Hutton and/or its Designees [Member]
Sale of units in Initial Public Offering, net of offering costs, shares				115,000
IPO [Member] | EF Hutton and/or its Designees [Member] | Common Class A [Member]
Sale of units in Initial Public Offering, net of offering costs, shares			115,000	115,000
Underwriters Agreement [Member] | IPO [Member]
Percentage of underwriting discount			1.50%	1.50%
Gross proceeds from issuance of public offering			$ 1,725,000	$ 1,725,000
Underwriters Agreement [Member] | IPO [Member] | Underwritters [Member]
Gross proceeds from issuance of public offering			$ 3,450,000	$ 3,450,000
Percent of underwriting deferred fee			3.50%	3.50%